Land Use Rights And Yew Forest Assets	12 Months Ended
Dec. 31, 2013
Land Use Rights and Yew Forest Assets [Abstract]
LAND USE RIGHTS AND YEW FOREST ASSETS
NOTE 5 – LAND USE RIGHTS AND YEW FOREST ASSETS

There is no private ownership of land in PRC. Land is owned by the government and the government grants land use rights for specified terms. The following summarizes land use rights acquired by the Company.
Yew trees on land containing yew tree forests will be used to supply raw materials such as branches and leaves that will be used by the Company’s customers for production of TCM. The Company amortizes land use rights based on their terms and amortizes yew forest assets over the term of the respective land use rights or expected useful lives. The lease agreements do not have any renewal option and the Company has no further obligations to the lessor. The Company records the amortization of these land use rights and yew forest assets as part of its cost of revenues. For the years ended December 31, 2013 and 2012, amortization expense amounted to $381,659 and $346,741, respectively.

As of December 31, 2013, land use rights and yew forest assets consisted of the following:

	Description	Useful life	Acquisition date	Expiration date	Metric acres ("Mu")
Parcel A	Developing forest land	50	3/2004	3/2054	125
Parcel B	Developing forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests	30	3/2005	3/2035	361
Parcel D	Yew tree forests and underlying land	50	1/2008	12/2058	290
Parcel E	Yew tree forests and underlying land	45	3/2010	3/2055	15,865
Parcel F	Undeveloped forest land	16	7/2012	3/2028	148
Parcel G	Yew tree forests and underlying land	22	4/2006	1/2028	5
Parcel H	Yew tree forests and underlying land	38	11/2013	11/2051	2,565

On November 15, 2013, HDS entered into a Forest and Land Use Right Acquisition Contract with Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”) to acquire the yew tree forests and land use right of underlying land located at Wuchang Pingfangdian Forestry Centre in Heilongjiang Province, PRC. The acquisition is treated as a transaction between entities under common control, see note 8(c) for more details.

At December 31, 2013 and 2012, land use rights and yew forest assets consisted of the following:

	Useful Life	December 31, 2013	December 31, 2012
Land use rights and yew forest assets	16-50 years	$22,094,697	$16,058,406
Less: accumulated amortization		(1,141,135)	(730,088)
Total		$20,953,562	$15,328,318

Amortization of land use rights and yew forest assets attributable to future periods is as follows:

Years ending December 31:	Amount
2014	$507,450
2015	507,450
2016	507,450
2017	507,450
2018	507,450
2019 and thereafter	18,416,312
Total	$20,953,562